Cash Flow - Summary of Significant Transactions Without Cash Inflows and Outflows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Debt conversion	$ 5,747,682	$ 3,017,247	$ 8,411,278
Conversion of convertible bonds	0	6,012,570	17,407,314
Conversion of shares in connection with the SPAC merger	20,228,171	0	0
Total	$ 25,975,853	$ 9,029,817	$ 25,818,592